Interest income (expense), net and foreign exchange and other losses	12 Months Ended
Dec. 31, 2023
Interest Income (Expense) And Other [Abstract]
Interest income (expense), net and foreign exchange and other losses	Interest income (expense), net and foreign exchange and other losses

	December 31,
	2023	2022	2021
Interest income	$4,547	$1,324	$20
Total interest income	$4,547	$1,324	$20
Interest on loans	—	—	(120)
Interest on lease liabilities	(545)	(422)	(225)
Other interest	(43)	(217)	(313)
Total interest expense	$(588)	$(639)	$(658)
Total Interest income (expense), net	$3,959	$685	$(638)

	December 31,
	2023	2022	2021
Derivative fair value (losses)	—	—	(1,444)
Foreign exchange gains (losses), net	(7,628)	(447)	64
Total foreign exchange and other losses	$(7,628)	$(447)	$(1,380)

Accounting policies
Interest income consists of interest income earned on cash and cash equivalents, short-term investments, and lease receivables.
Interest expense on lease liabilities and loans, which includes, interest on commercial borrowings.
The foreign exchange gains and losses arise principally on intercompany receivable balances in the parent company, whose functional currency is the Swiss Franc.